Share-based Compensation (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation cost
Number of preceding years considered for estimating forfeiture	5 years
Share-based Compensation Expense	¥ 2,663,489	¥ 2,404,089	¥ 2,471,731
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	794,855	758,810	757,341
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	102,300	84,920	102,638
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	929,013	797,120	787,200
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	¥ 837,321	¥ 763,239	¥ 824,552